INCOME TAXES - Deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net loss carryforward	¥ 1,678	¥ 1,271
Deferred revenue	349	326
Long-term assets	303	238
Bad debt provision	59	40
Accrued payroll	41	45
Other accrued expenses		3
Other accrued expenses	(9)
Share-based compensation	31	29
Others	150	150
Valuation allowance	(731)	(466)	¥ (369)
Total deferred tax assets	1,871	1,636
Deferred tax liabilities:
Fair value adjustment for Building, land use rights and identified intangible assets due to acquisition	1,596	1,596
Others	40	31
Total deferred tax liabilities	1,636	1,627
Net deferred tax assets	235	9
Analysis as:
Deferred tax assets	1,093	862
Deferred tax liabilities	858	853
Net deferred tax assets	235	9
Movement of the valuation allowance
Balance at the beginning of the year	(466)	(369)	(152)
Provided	(338)	(151)	(249)
Reversed	41	37	32
Written off	32	17
Balance at the end of the year	¥ (731)	¥ (466)	¥ (369)